DEBTS-RELATED PARTY - Outstanding related party debt arrangements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
DEBTS-RELATED PARTY
Long-term debts, outstanding	$ 557,567,671
Hashrate financing loan
DEBTS-RELATED PARTY
Long-term debts, Floating rate	10.00%	10.00%
Long-term debts, outstanding	$ 522,096,364	$ 17,067,978
Product loan
DEBTS-RELATED PARTY
Long-term debts, Fixed annual rate	10.00%
Long-term debts, Term	2 years
Long-term debts, outstanding	$ 25,721,307
Mining site loan
DEBTS-RELATED PARTY
Long-term debts, Fixed annual rate	9.00%
Long-term debts, Term	2 years
Long-term debts, outstanding	$ 9,750,000